Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses Tables
Schedule of prepaid balances

As of December 31, 2017 and 2016 prepaid balances are as follows:

	December 31, 2017	December 31, 2016
Prepaid commissions (1)	$33,170	$16,351
Advance payments on operating aircraft leases	9,507	10,313
Premiums for insurance policies	12,142	11,149
Other (2)	44,938	21,912

Total	$99,757	$59,725